Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve	Wells unassigned to a reserve

	June 30,
	2026		2025
Wells unassigned to a reserve:
Balance at the beginning of the period	Ps.	6,301,007	Ps.	15,573,570
Additions to construction in progress	2,934,658		4,102,723
Transfers against expenses	(1,569,446)		(3,363,914)
Transfers against fixed assets	(2,689,925)		(4,991,275)
Balance at the end of the period	Ps.	4,976,294	Ps.	11,321,104

Schedule of Other Components of Intangible Assets

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2026	Ps.	10,668,184	1,828,821	Ps.	12,497,005
Additions	410,555		106,302	516,857
Effects of foreign exchange	(160,989)		(52,764)	(213,753)
	10,917,750		1,882,359	12,800,109
Accumulated amortization
Balance as of January 1, 2026	(7,024,801)		(774,342)	(7,799,143)
Amortization	(109,587)		(17,519)	(127,106)
Effects of foreign exchange	18,184		21,761	39,945
	(7,116,204)		(770,100)	(7,886,304)
Balance as of June 30, 2026	Ps.	3,801,546	1,112,259	Ps.	4,913,805
Useful lives	1 to 3 years		Up to 36 years

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2025	Ps.	7,183,553	1,949,820	Ps.	9,133,373
Additions	3,559,658		101,626	3,661,284
Effects of foreign exchange	(75,027)		(222,625)	(297,652)
	10,668,184		1,828,821	12,497,005
Accumulated amortization
Balance as of January 1, 2025	Ps.	(6,779,294)	(839,372)	(7,618,666)
Amortization	(331,402)		(28,630)	(360,032)
Effects of foreign exchange	85,895		93,660	179,555
	(7,024,801)		(774,342)	(7,799,143)
Balance as of December 31, 2025	Ps.	3,643,383	1,054,479	Ps.	4,697,862
Useful lives	1 to 3 years		Up to 36 years